Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of estimated useful lives of property plant and equipment
The estimated useful lives per category are as follows:

Facilities	10 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Building improvements (*)	10 years
Electronic equipment	5 years
IT equipment	5 years
Telephone equipment	5 years
(*) Building improvements are depreciated over 10 years or based on the duration of the lease, whichever is shorter.